Financial income and costs (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Financial income and costs [Abstract]
Disclosure of detailed information about financial income and costs [text block]
	2017	2016	2015
Interest income	$848,148	637,977	482,442
Income from interest in accounts receivable	8,961	8,357	7,492
Foreign exchange gain, net	230,532	297,463	95,447
Effects of valuation of derivative financial instruments	-	25,377	8,464
Financial income	1,087,641	969,174	593,845

Effects of valuation of derivative financial instruments	(84,094)	-	-
Interest expense and financial expenses on financial debt	(188,597)	(129,769)	(93,964)
Commissions and other financial expenses	(67,400)	(42,385)	(53,328)
Financial costs	(340,091)	(172,154)	(147,292)
Financial income, net	$747,550	797,020	446,553